Derivatives And Hedging Transactions	12 Months Ended
Dec. 31, 2010
Derivatives And Hedging Transactions [Abstract]
Derivatives And Hedging Transactions

Note 7 – Derivatives and Hedging Transactions

On March 18, 2009, the Company terminated an interest rate swap agreement early as part of the Loan Amendment between the Company and Wachovia and incurred a related expense of approximately $94,000 included in interest expense on the 2009 consolidated statement of operations which was previously reflected in other accumulated comprehensive loss. As of December 2010, the Company does not have derivatives or interest rate swap agreements.